Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Formation and operating costs	$ 199,358	$ 431,065	$ 445,750	$ 597,360		$ 1,343,438		$ 420,505
Loss from Operations	(199,358)	(431,065)	(445,750)	(597,360)		(1,343,438)		(420,505)
Other Income
Interest earned on marketable securities held in trust account	1,033,580	1,392,934	2,113,665	2,586,357		5,016,986		1,326,563
Net Income	$ 834,222	$ 961,869	$ 1,667,915	$ 1,988,997		$ 3,673,548		$ 906,058
Revenue					$ 15,929,773		$ 13,603,949
Cost of sales					(14,275,131)		(12,478,350)
Gross profit					1,654,642		1,125,599
Other income					17,950		10,538
Administrative and general expenses					(489,890)		(361,554)
Finance costs					(7,325)		(17,381)
Profit before tax					1,175,377		757,202
Tax expense					(288,789)		(182,160)
Profit for the year from continuing operations					886,588		575,042
Other comprehensive income
Foreign currency translation differences					(76,234)		(5,314)
Total comprehensive income for the year					810,354		569,728
Profit for the year attributable to owners of the Company					886,588		575,042
Total comprehensive income for the year attributable to owners of the Company					$ 810,354		$ 569,728
Earnings per share, basic					$ 88.66		$ 57.50
Earnings per share, diluted					$ 88.66		$ 57.50
Weighted average number of ordinary shares outstanding, basic					10,000		10,000
Weighted average number of ordinary shares outstanding, diluted					10,000		10,000
Common Class A [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic	7,304,510	12,032,500	7,668,339	12,032,500		10,532,255		9,712,813
Weighted average shares outstanding of ordinary shares, diluted	7,304,510	12,032,500	7,668,339	12,032,500		10,532,255		9,712,813
Basic net income (loss) per ordinary share	$ 0.08	$ 0.06	$ 0.16	$ 0.13		$ 0.27		$ 0.07
Diluted net income (loss) per ordinary share	$ 0.08	$ 0.06	$ 0.16	$ 0.13		$ 0.27		$ 0.07
Common Class B [Member]
Other Income
Weighted average shares outstanding of ordinary shares, basic	2,875,000	2,875,000	2,875,000	2,875,000		2,875,000		2,875,000
Weighted average shares outstanding of ordinary shares, diluted	2,875,000	2,875,000	2,875,000	2,875,000		2,875,000		2,875,000
Basic net income (loss) per ordinary share	$ 0.08	$ 0.06	$ 0.16	$ 0.13		$ 0.27		$ 0.07
Diluted net income (loss) per ordinary share	$ 0.08	$ 0.06	$ 0.16	$ 0.13		$ 0.27		$ 0.07